Document and Entity Information	Apr. 02, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 02, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	RAYTHEON TECHNOLOGIES CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-00812
Entity Tax Identification Number	06-0570975
Entity Address, Address Line One	870 Winter Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	522-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000101829
2.150% Notes due 2030 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.150% Notes due 2030
Trading Symbol	RTX 30
Security Exchange Name	NYSE
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock ($1 par value)
Trading Symbol	RTX
Security Exchange Name	NYSE
Floating Rate Notes due 2020 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Floating Rate Notes due 2020
Trading Symbol	RTX 20B
Security Exchange Name	NYSE